                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2004

Check here if Amendment [   ]; Amendment Number: _____

This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         S Squared Technology Corp.
Address:      515 Madison Avenue
              New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seymour L. Goldblatt
Title:        President
Phone:        212-421-2155

Signature, Place, and Date of Signing:

/s/ Seymour L. Goldblatt                   New York, New York    August 16, 2004
------------------------
      [Signature]

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers: -0-

Form 13F Information Table Entry Total:   104
                                        --------

Form 13F Information Table Value Total: $617,821
                                        --------
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F
Page 1 of 3  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

                                                                             Item 6:
                                                                      Investment Discretion
                                                                      --------------------
                                                Item 4:                       (b)             Item 7:
                                                 Fair       Item 5:        Shared-As          Managers           Item 8:
                           Item 2:   Item 3:    Market     Shares of        Defined    (c)      See      Voting Authority (Shares)
         Item 1:          Title of   CUSIP       Value     Principal   (a)    in     Shared-   Instr.  -----------------------------
     Name of Issuer        Class     Number   (x $1,000)    Amount    Sole  Instr. V  Other      V     (a) Sole  (b) Shared (c) None
     --------------        -----     ------   ----------    ------    ----  --------  -----      -     --------  ---------- --------
3COM CORP                   COM    885535104     6,565   1,050,400 SH  X                               1,050,400
A D C TELECOMMUNICATION
INC                         COM    000886101     3,550   1,250,000 SH  X                               1,250,000
ACCENTURE LTD               COM    G1150G111    13,369     486,500 SH  X                                 486,500
ACCREDO HEALTH INC          COM    00437V104    12,924     331,800 SH  X                                 331,800
ACTUATE CORP                COM    00508B102       976     247,200 SH  X                                 247,200
AEROFLEX INC                COM    007768104     1,428     100,000 SH  X                                 100,000
AETHER SYSTEMS INC          COM    00808V105     5,099   1,482,300 SH  X                               1,482,300
AGERE SYSTEMS INC CL B      COM    00845v209     3,351   1,558,700 SH  X                               1,558,700
AMERICAN POWER
CONVERSION INC              COM    029066107     1,961      99,800 SH  X                                  99,800
AMERICAN RETIREMENT
CORP                        COM    028913101     1,693     335,900 SH  X                                 335,900
ART TECHNOLOGY GROUP
INC                         COM    04289L107     1,138     948,200 SH  X                                 948,200
ARTISOFT INC                COM    04314L106       531     236,049 SH  X                                 236,049
ASPEN TECHNOLOGY INC        COM    045327103     3,856     531,100 SH  X                                 531,100
AVAYA INC                   COM    053499109     1,974     125,000 SH  X                                 125,000
BISYS GROUP                 COM    055472104     8,408     598,000 SH  X                                 598,000
BLUE MARTINI SOFTWARE
INC                         COM    095698502     1,822     408,600 SH  X                                 408,600
BMC SOFTWARE INC            COM    055921100    13,531     731,400 SH  X                                 731,400
BOOKHAM TECHNOLOGY
PLC SPONSOR                 ADR    09856Q108     1,230   1,281,333 SH  X                               1,281,333
BROCADE COMMUNCTNS SYS      COM    111621108     1,136     190,000 SH  X                                 190,000
CAMBRIDGE HEART INC         COM    131910101       723     951,427 SH  X                                 951,427
CAMBRIDGE HEART
SERIES A                    PFD                  1,006     113,120 SH  X                                 113,120
CAPTARIS INC                COM    14071N104     1,948     301,600 SH  X                                 301,600
CENTRA SOFTWARE             COM    15234X103     2,029     902,000 SH  X                                 902,000
CHARTER COMMUNICATIONS
DEL CL A                    COM    16117M107     2,346     600,000 SH  X                                 600,000
CHECK POINT SOFTWARE
TECH                        COM    M22465104       834      30,900 SH  X                                  30,900
CITRIX SYS INC              COM    177376100    13,698     672,800 SH  X                                 672,800
COGNOS INC                  COM    19244C109    14,110     390,200 SH  X                                 390,200
COMPUTER ACCESS
TECHNOLOGY COR              COM    204853105     1,585     335,900 SH  X                                 335,900
COMPUTER TASK GROUP         COM    205477102     3,271     828,000 SH  X                                 828,000
COMTECH TELECOMMUNICATION   COM    205826209       259      11,475 SH  X                                  11,475
COMVERSE TECHNOLOGY INC     COM    205862402     1,585      79,500 SH  X                                  79,500
CONEXANT SYSTEMS INC        COM    207142100     3,174     733,121 SH  X                                 733,121
CORIO INC                   COM    218875102     4,492   2,089,300 SH  X                               2,089,300
DIAMONDCLUSTER INTL         COM    25278P106     8,970   1,032,200 SH  X                               1,032,200
DIGITAS INC                 COM    25388K104     1,426     129,300 SH  X                                 129,300

COLUMN TOTAL                                   145,998

                                    FORM 13F
Page 2 of 3  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

                                                                             Item 6:
                                                                      Investment Discretion
                                                                      --------------------
                                                Item 4:                       (b)             Item 7:
                                                 Fair       Item 5:        Shared-As          Managers           Item 8:
                           Item 2:   Item 3:    Market     Shares of        Defined    (c)      See      Voting Authority (Shares)
         Item 1:          Title of   CUSIP       Value     Principal   (a)    in     Shared-   Instr.  -----------------------------
     Name of Issuer        Class     Number   (x $1,000)    Amount    Sole  Instr. V  Other      V     (a) Sole  (b) Shared (c) None
     --------------        -----     ------   ----------    ------    ----  --------  -----      -     --------  ---------- --------

ELOYALTY CORP               COM    290151307     3,662     581,200 SH  X                                 581,200
ENDWAVE CORP                COM    29264A206       394      49,500 SH  X                                  49,500
ENREV CORP                  COM      PRIVATE         1      86,226 SH  X                                  86,226
ENTERASYS NETWORKS INC      COM    293637104    11,291   5,351,400 SH  X                               5,351,400
ENZON PHARMACEUTICALS       COM    293904108     6,653     521,400 SH  X                                 521,400
EPICOR SOFTWARE CORP        COM    29426L108    15,312   1,089,839 SH  X                               1,089,839
FILENET CORP                COM    316869106    20,956     663,800 SH  X                                 663,800
FINISAR CORP                COM    31787A101     3,634   1,835,400 SH  X                               1,835,400
GATEWAY INC                 COM    367626108     7,528   1,672,800 SH  X                               1,672,800
GEMSTAR-TV GUIDE INTL       COM    36866W106     1,058     220,400 SH  X                                 220,400
GLENAYRE TECHNOLOGIES
INC                         COM    377899109     1,501     652,400 SH  X                                 652,400
HARRIS INTERRACTIVE         COM    414549105     7,617   1,133,500 SH  X                               1,133,500
HEALTHSOUTH                 COM    421924101     8,475   1,412,500 SH  X                               1,412,500
HYPERION SOLUTIONS CORP     COM    44914M104    18,030     412,400 SH  X                                 412,400
IDT CORP                    COM    448947309    15,080     817,800 SH  X                                 817,800
IDT CORP CLASS C            COM    448947101     1,803     100,000 SH  X                                 100,000
IMCLONE SYS INC             COM    45245W109     6,005      70,000 SH  X                                  70,000
IMMUNOMEDICS INC            COM    452907108     2,621     538,100 SH  X                                 538,100
INDEVUS PHARMACEUTICALS
INC                         COM    454072109     6,809   1,107,200 SH  X                               1,107,200
INDUS INTL INC              COM    45578L100     6,392   3,058,500 SH  X                               3,058,500
INFOCROSSING                COM    45664X109     2,704     200,300 SH  X                                 200,300
INTERACTIVE INTELLIGENCE
INC                         COM    45839M103     8,060   1,392,000 SH  X                               1,392,000
INTERNET SECURITY SYSTEMS   COM    46060X107     4,617     301,000 SH  X                                 301,000
JDS UNIPHASE CORP           COM    46612J101     1,800     475,000 SH  X                                 475,000
KANA SOFTWARE INC           COM    483600300       899     377,600 SH  X                                 377,600
KOSAN BIOSCIENCES           COM    50064W107     5,081     643,200 SH  X                                 643,200
MANUGISTICS GROUP INC       COM    565011103     9,529   2,887,500 SH  X                               2,887,500
MATRIXONE INC               COM    57685P304     2,643     382,500 SH  X                                 382,500
MAXTOR CORP                 COM    577729205    18,386   2,773,224 SH  X                               2,773,224
MCI INC                     COM    552691107     5,786     400,972 SH  X                                 400,972
META GROUP INC              COM    591002100     2,515     606,100 SH  X                                 606,100
METASOLV INC                COM    59139p104        64      22,700 SH  X                                  22,700
MODEM MEDIA INC             COM    607533106     1,676     320,400 SH  X                                 320,400
NEOPHARM                    COM    640919106    12,163   1,177,523 SH  X                               1,177,523
NETIQ CORP                  COM    64115P102    16,383   1,241,100 SH  X                               1,241,100
NIKU CORP                   COM    654113703     2,911     256,000 SH  X                                 256,000
OPENWAVE SYS INC            COM    683718308    23,457   1,846,997 SH  X                               1,846,997
PEOPLESOFT INC              COM    712713106     3,813     206,100 SH  X                                 206,100
PERVASIVE SOFTWARE INC      COM    715710109     1,467     235,500 SH  X                                 235,500
PLUMTREE SOFTWARE INC       COM    72940Q104     2,135     575,400 SH  X                                 575,400

COLUMN TOTAL                                   270,911

                                    FORM 13F
Page 3 of 3  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

                                                                             Item 6:
                                                                      Investment Discretion
                                                                      --------------------
                                                Item 4:                       (b)             Item 7:
                                                 Fair       Item 5:        Shared-As          Managers           Item 8:
                           Item 2:   Item 3:    Market     Shares of        Defined    (c)      See      Voting Authority (Shares)
         Item 1:          Title of   CUSIP       Value     Principal   (a)    in     Shared-   Instr.  -----------------------------
     Name of Issuer        Class     Number   (x $1,000)    Amount    Sole  Instr. V  Other      V     (a) Sole  (b) Shared (c) None
     --------------        -----     ------   ----------    ------    ----  --------  -----      -     --------  ---------- --------

PRAECIS PHARMACEUTICALS     COM    739421105     4,098   1,078,500 SH  X                               1,078,500
QLOGIC CORP                 COM    747277101     1,595      60,000 SH  X                                  60,000
QLT INC                     COM    746927102     9,491     473,600 SH  X                                 473,600
REDBACK NETWORKS INC        COM    757209507     2,881     449,400 SH  X                                 449,400
RIVERSTONE NETWORKS         COM    769320102    10,171   7,764,150 SH  X                               7,764,150
S1 CORPORATION              COM    78463B101    37,614   3,784,128 SH  X                               3,784,128
SCIENTIFIC ATLANTA INC      COM    808655104     2,587      75,000 SH  X                                  75,000
SEEBEYOND TECHNOLOGIES      COM    815704101    13,733   3,642,700 SH  X                               3,642,700
SELECTICA INC               COM    816288104     1,187     250,000 SH  X                                 250,000
SERENA SOFTWARE INC         COM    817492101    10,118     530,000 SH  X                                 530,000
SIEBEL SYS INC              COM    826170102     1,037      97,000 SH  X                                  97,000
SOLECTRON CORP              COM    834182107    24,234   3,745,671 SH  X                               3,745,671
SPECTRUM PHARMACEUTICALS
INC                         COM    84763A108     2,589     414,200 SH  X                                 414,200
SUN HEALTHCARE GROUP        COM    866933401     5,978     665,000 SH  X                                 665,000
SYCAMORE NETWORKS INC       COM    871206108     9,559   2,259,800 SH  X                               2,259,800
SYMBOL TECHNOLOGIES INC     COM    871508107       895      60,700 SH  X                                  60,700
TECHNOMATRIX
TECHNOLOGIES                COM    M8743P105     1,778     135,200 SH  X                                 135,200
TRANSWITCH CORP             COM    894065101     2,424   1,369,500 SH  X                               1,369,500
TRIPATH IMAGING             COM    896942109     3,435     365,000 SH  X                                 365,000
TURNSTONE SYSTEMS           COM    900423104       433   2,487,983 SH  X                               2,487,983
VERITAS SOFTWARE CO         COM    923436109     2,257      81,200 SH  X                                  81,200
VIGNETTE CORP               COM    926734104     5,738   3,456,600 SH  X                               3,456,600
VITRIA TECHNOLOGY           COM    92849Q104     2,069     674,025 SH  X                                 674,025
WEBSENSE INC                COM    947684106    26,966     724,300 SH  X                                 724,300
WESTERN DIGITAL CORP        COM    958102105     8,288     957,000 SH  X                                 957,000
XO COMMUNICATIONS INC       COM    983764838       934     225,000 SH  X                                 225,000
ZORAN                       COM    98975f101       917      50,000 SH  X                                  50,000
ZHONE TECHNOLOGIES INC      COM    98950P108     7,764   1,990,850 SH  X                               1,990,850
ELOYALTY CORP SERIES B
CONV                        PFD    290151307       142      22,475 SH  X                                  22,475

COLUMN TOTAL                                   200,912

GRAND TOTAL                                    617,821